Document And Entity Information	6 Months Ended
May 31, 2025
Document Information [Line Items]
Entity Central Index Key	0001704299
Document Type	N-CSRS
Entity Registrant Name	Tortoise Sustainable and Social Impact Term Fund
Document Period End Date	May 31, 2025
Entity Inv Company Type	N-2
Amendment Flag	false